Other disclosures - Credit Risk - Movement in provision on loan commitments and financial guarantees (Details) - Impairment allowance [member] - Loan commitments and financial guarantee contracts [member]
£ in Millions
6 Months Ended
Jun. 30, 2019 GBP (£)
Loan commitments and financial guarantee contracts
Opening balance	£ 271
Net transfers between stages	0
Business activity in the year	58
Net re-measurement and movement due to exposure and risk parameter changes	10
Final repayments	(42)
Ending balance	297
Stage 1 [member]
Loan commitments and financial guarantee contracts
Opening balance	99
Net transfers between stages	8
Business activity in the year	26
Net re-measurement and movement due to exposure and risk parameter changes	(14)
Final repayments	(15)
Ending balance	104
Lifetime expected credit losses [member] | Stage 2 [member]
Loan commitments and financial guarantee contracts
Opening balance	150
Net transfers between stages	(6)
Business activity in the year	25
Net re-measurement and movement due to exposure and risk parameter changes	18
Final repayments	(26)
Ending balance	161
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Loan commitments and financial guarantee contracts
Opening balance	22
Net transfers between stages	(2)
Business activity in the year	7
Net re-measurement and movement due to exposure and risk parameter changes	6
Final repayments	(1)
Ending balance	£ 32